Stockholders’ deficit (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2025	Jan. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activity

Qualified and non-qualified incentive stock options outstanding at April 30, 2025 are as follows:

	Number of options	Weighted average exercise price per share
Outstanding, January 31, 2025	5,615,498	$0.49
Granted	20,000	0.10
Expired	(74,000)	0.24
Exercised	–	–
Outstanding, April 30, 2025	5,561,498	$0.49

Exercisable, April 30, 2024	5,536,498	$0.49

	Number of options	Weighted average exercise price	Weighted average remaining life (years)	Aggregate intrinsic value
Outstanding, January 31, 2023	313,760	$6.53	13.69	$–

Granted	2,745,000	0.11
Cancelled and/or forfeited	(250,000)	0.07
Exercised	–	–
Outstanding, January 31, 2024	2,808,760	$0.83	9.86	$800,183

Granted	2,881,738	0.14
Cancelled and/or forfeited	–	–
Exercised	(75,000)	0.05
Outstanding, January 31, 2025	5,615,498	$0.49	9.30	$129,650

Exercisable, January 31, 2025	5,571,748	$0.49	9.30	$129,650

Schedule of Stock Warrants Outstanding

Stock warrants outstanding at April 30, 2025 are as follows:

	Number of warrants	Weighted average exercise price per share
Outstanding, January 31, 2025	13,411,582	$0.17
Issued	1,813,346	–
Expired	(5,263)	1.35
Exercised	–	–
Outstanding, April 30, 2025	15,219,664	$0.16

Exercisable, April 30, 2025	14,712,132	$0.10

	Number of warrants	Weighted average exercise price per share

Outstanding, January 31, 2023	2,256,070	1.07
Issued	11,998,743	0.04
Expired	–	–
Exercised	–	–
Outstanding, January 31, 2024	14,254,813	0.21
Issued	566,787	0.11
Expired	(1,410,018)	0.52
Exercised	–	–
Outstanding, January 31, 2025	13,411,582	0.17

Exercisable, January 31, 2025	12,904,050	0.10